Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities

	December 31,
	2012	2011
	U.S. Dollars
Accrued compensation and related benefits	5,478	6,235
Government institutions	539	691
Income tax payables	325	400
Current maturities of OCS liability (1)	209	485
Current maturities of contingent consideration (1)	335	2,475
Accrued warranty costs	1,150	1,637
Commissions	1,895	2,358
Advances from customers and deferred revenues	1,843	2,186
Accrued expenses	2,076	5,101

	13,850	21,568

Changes In Product Warranty Obligation

	December 31,
	2012	2011	2010
	U.S. Dollars
Beginning of year	1,637	1,494	595
New warranties	2,159	3,179	2,404
Reductions	(2,646)	(3,036)	(1,505)

Balance at end of year	1,150	1,637	1,494

(1)	See also Note 14 - Other long-term liabilities